Bank Loans - Schedule of Short-Term Bank Debt (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Secured short-term loans	$ 7,226,227	$ 6,082,574
Total short-term bank loans	$ 7,226,227	$ 6,082,574